Organization and Principal Activities - Summary of Major Subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2018
LingoChamp US Inc [Member] | Subsidiaries [Member] | US [Member]
Date of establishment	Aug. 15, 2017
Place of incorporation	US
Percentage of direct or indirect economic ownership	100.00%
Principal activities	AI lab operation
LingoChamp (HK) Limited [Member] | Subsidiaries [Member] | Hong Kong [Member]
Date of establishment	Aug. 29, 2013
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Yuguan WFOE [Member] | Subsidiaries [Member] | PRC [Member]
Date of establishment	Nov. 19, 2013
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology development
Yuling WFOE [Member] | Subsidiaries [Member] | PRC [Member]
Date of establishment	Oct. 13, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of cross-border loan arrangement
Liulishuo VIE [Member] | Variable Interest Entities [Member] | PRC [Member]
Date of establishment	May 17, 2013
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of English learning services
Mengfan VIE [Member] | Variable Interest Entities [Member] | PRC [Member]
Date of establishment	Dec. 08, 2014
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Provision of marketing support services
Jiangsu Liulishuo Education Technology Co Ltd [Member] | Variable Interest Entities [Member] | PRC [Member]
Date of establishment	Jan. 15, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Inactive